Federated Hermes Intermediate Corporate Bond Fund
Portfolio of Investments
January 31, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—97.0%
	Basic Industry - Chemicals—0.1%
$ 400,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 394,862
	Basic Industry - Metals & Mining—0.8%
450,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	413,356
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	174,775
600,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.750%, 4/5/2034	604,778
410,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	394,942
800,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.371%, 4/4/2029	809,155
750,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	777,355
	TOTAL	3,174,361
	Basic Industry - Paper—0.3%
1,000,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 144A, 5.200%, 1/15/2030	1,006,802
50,000	Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	55,955
	TOTAL	1,062,757
	Capital Goods - Aerospace & Defense—3.0%
300,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	290,721
280,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	277,984
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	185,077
1,590,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	1,522,329
500,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	457,116
1,725,000	Boeing Co., Sr. Unsecd. Note, 5.150%, 5/1/2030	1,714,683
500,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	528,431
600,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	573,665
410,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	395,243
580,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	491,251
1,175,000	Lockheed Martin Corp., Sr. Unsecd. Note, 1.850%, 6/15/2030	1,009,146
1,175,000	Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	1,166,022
500,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.450%, 5/15/2028	498,445
600,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	582,270
1,450,000	RTX Corp, Sr. Unsecd. Note, 4.125%, 11/16/2028	1,419,216
600,000	RTX Corp, Sr. Unsecd. Note, 5.000%, 2/27/2026	602,636
240,000	RTX Corp, Sr. Unsecd. Note, 5.150%, 2/27/2033	238,494
300,000	Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	297,451
	TOTAL	12,250,180
	Capital Goods - Building Materials—0.9%
1,100,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	1,032,656
825,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	796,960
450,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	450,285
465,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	481,677
290,000	Masco Corp., Sr. Unsecd. Note, 1.500%, 2/15/2028	262,883
520,000	Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	441,778
200,000	Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	193,399
	TOTAL	3,659,638
	Capital Goods - Construction Machinery—1.1%
1,000,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	948,942
405,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	400,312

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—continued
$ 500,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	$ 477,345
1,000,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	990,287
500,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 5.500%, 1/12/2029	509,310
595,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	580,487
710,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	685,365
	TOTAL	4,592,048
	Capital Goods - Diversified Manufacturing—1.2%
975,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	911,133
475,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	412,689
555,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	475,622
500,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	504,929
170,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	170,705
580,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	538,454
780,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	772,326
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	456,595
200,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	198,857
415,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	419,769
	TOTAL	4,861,079
	Capital Goods - Environmental—0.5%
1,000,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	1,001,759
1,000,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	898,744
	TOTAL	1,900,503
	Communications - Cable & Satellite—1.5%
285,000	CCO Safari II LLC, 4.908%, 7/23/2025	284,861
800,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	709,574
1,125,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	955,884
225,000	Charter Communications, Inc., 4.200%, 3/15/2028	218,377
1,040,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 3/1/2026	1,025,427
835,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	798,859
1,400,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	1,372,352
700,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	676,608
	TOTAL	6,041,942
	Communications - Media & Entertainment—1.2%
745,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	730,284
800,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	745,435
575,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	574,238
275,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	276,622
1,600,000	Netflix, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	1,596,306
220,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	196,155
625,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.054%, 3/15/2029	586,933
380,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	380,038
	TOTAL	5,086,011
	Communications - Telecom Wireless—2.5%
500,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	429,498
865,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	846,568
1,620,000	American Tower Corp., Sr. Unsecd. Note, 5.250%, 7/15/2028	1,636,675
680,000	Crown Castle, Inc., Sr. Unsecd. Note, 1.050%, 7/15/2026	644,792
1,480,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	1,252,476
1,000,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.300%, 7/1/2030	911,226

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$ 580,000	T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	$ 568,158
2,875,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	2,718,258
1,000,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	979,800
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	348,282
	TOTAL	10,335,733
	Communications - Telecom Wirelines—2.4%
1,365,000	AT&T, Inc., Sr. Unsecd. Note, 1.650%, 2/1/2028	1,248,405
700,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	663,126
1,110,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	896,421
800,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	700,316
490,000	NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	482,186
800,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	796,100
1,500,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	1,455,497
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	242,017
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	248,771
1,450,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	1,338,930
435,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	377,289
1,275,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	1,170,982
500,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	473,386
	TOTAL	10,093,426
	Consumer Cyclical - Automotive—5.3%
1,390,000	American Honda Finance Corp., Sr. Unsecd. Note, 4.700%, 1/12/2028	1,392,861
1,500,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.400%, 9/5/2029	1,466,539
1,550,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	1,474,308
1,090,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	1,097,540
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	246,624
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.800%, 3/8/2029	1,002,126
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.500%, 2/7/2035	1,001,473
820,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	851,691
320,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	334,839
600,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	589,588
545,000	General Motors Co., Sr. Unsecd. Note, 5.600%, 10/15/2032	545,864
212,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	213,531
675,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	640,200
750,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.350%, 1/7/2030	749,581
270,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.400%, 5/8/2027	272,796
300,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	307,108
360,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.000%, 1/9/2028	369,949
2,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	2,010,198
1,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	1,018,241
500,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.800%, 8/1/2029	494,794
725,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	732,164
600,000	Mercedes-Benz Finance NA LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	601,333
1,200,000	Nissan Motor Co., Ltd., Sr. Unsecd. Note, 144A, 4.345%, 9/17/2027	1,152,376
1,315,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.800%, 10/16/2025	1,282,213
500,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.200%, 1/11/2027	488,161
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	680,322
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.750%, 11/13/2028	687,856
	TOTAL	21,704,276

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—2.5%
$ 225,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	$ 227,180
1,575,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	1,419,142
640,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	578,237
410,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	399,531
1,300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	1,274,055
580,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	553,495
290,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	279,043
500,000	AutoZone, Inc., Sr. Unsecd. Note, 5.200%, 8/1/2033	494,855
775,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	722,733
700,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	697,200
1,165,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	1,124,780
1,000,000	Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	1,003,305
1,000,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	825,483
665,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	557,267
255,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	254,812
	TOTAL	10,411,118
	Consumer Cyclical - Services—1.5%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	170,295
820,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	795,296
1,200,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	1,174,250
1,200,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.600%, 12/1/2025	1,202,340
805,000	Booking Holdings, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2028	780,488
965,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	956,329
875,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	859,174
225,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	211,436
179,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	158,773
	TOTAL	6,308,381
	Consumer Non-Cyclical - Food/Beverage—3.7%
800,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	800,931
1,285,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	1,157,604
1,325,000	Constellation Brands, Inc., Sr. Unsecd. Note, 2.875%, 5/1/2030	1,185,423
500,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	462,163
1,165,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.600%, 2/15/2028	1,123,952
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	371,861
1,000,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 2.250%, 3/15/2031	854,011
1,100,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.430%, 6/15/2027	1,070,587
800,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2029	770,931
300,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.050%, 4/15/2032	281,353
517,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	505,703
400,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.750%, 4/1/2030	378,849
1,800,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	1,768,451
600,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	582,514
1,600,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	1,470,353
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	251,921
630,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	552,881
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	58,809
600,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	580,076
700,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	686,803
505,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	511,552
	TOTAL	15,426,728

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—3.1%
$ 650,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	$ 577,692
500,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	484,460
193,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	168,386
750,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.874%, 2/8/2029	749,947
52,528	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	52,269
650,000	CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	593,283
1,950,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,939,337
1,000,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	971,661
485,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	440,546
410,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	425,657
350,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	365,047
1,300,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	1,265,271
585,000	HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	564,556
1,000,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,005,743
1,450,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	1,442,010
1,700,000	Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	1,718,779
	TOTAL	12,764,644
	Consumer Non-Cyclical - Pharmaceuticals—3.8%
560,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	554,545
1,140,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	1,110,550
1,660,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	1,547,649
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	60,247
1,000,000	AbbVie, Inc., Sr. Unsecd. Note, 4.800%, 3/15/2027	1,005,825
1,985,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	2,011,044
985,000	Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	985,192
600,000	AstraZeneca Finance LLC, Sr. Unsecd. Note, 4.875%, 3/3/2028	605,249
780,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	747,349
1,135,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	1,102,313
1,900,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	1,836,547
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	161,168
375,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	377,692
1,000,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 5.200%, 2/22/2034	1,000,506
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	140,887
350,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	348,361
850,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.650%, 5/19/2030	844,172
820,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	685,729
450,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	440,680
300,000	Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	290,900
	TOTAL	15,856,605
	Consumer Non-Cyclical - Products—0.4%
910,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	922,800
600,000	Kenvue, Inc., Sr. Unsecd. Note, 5.350%, 3/22/2026	605,605
	TOTAL	1,528,405
	Consumer Non-Cyclical - Supermarkets—0.0%
150,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	145,163
	Consumer Non-Cyclical - Tobacco—1.8%
350,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	348,970
550,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	508,324
1,475,000	BAT Capital Corp., Sr. Unsecd. Note, 3.462%, 9/6/2029	1,380,479
500,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	515,099

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—continued
$ 425,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	$ 482,439
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.750%, 11/1/2031	984,044
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	1,005,531
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2029	500,220
1,210,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	1,221,043
140,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	144,499
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	284,184
	TOTAL	7,374,832
	Energy - Independent—1.7%
175,000	APA Corp., Sr. Unsecd. Note, 144A, 6.100%, 2/15/2035	174,265
55,000	ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	54,891
500,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	489,670
600,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	602,302
1,200,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.400%, 4/18/2034	1,183,126
300,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	312,777
1,650,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	1,633,525
1,525,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	1,550,620
1,065,000	Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	1,092,691
	TOTAL	7,093,867
	Energy - Integrated—1.9%
1,750,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	1,743,310
1,300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.699%, 4/10/2029	1,296,863
900,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.279%, 9/19/2027	870,975
1,425,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	1,189,004
1,000,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	986,580
1,200,000	Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	1,104,879
625,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	613,415
	TOTAL	7,805,026
	Energy - Midstream—2.7%
250,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	223,818
600,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	595,011
900,000	Enbridge, Inc., Sr. Unsecd. Note, 6.200%, 11/15/2030	944,965
500,000	Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	467,417
140,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	142,542
205,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	203,183
300,000	Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	311,307
175,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	169,539
250,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	243,369
1,195,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	1,178,758
1,685,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	1,459,322
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	301,544
845,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	830,118
450,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	444,857
470,000	ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	480,389
250,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	255,922
420,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	435,021
935,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	872,978
120,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	109,511
750,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	775,290
400,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	415,882

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 475,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	$ 465,080
	TOTAL	11,325,823
	Energy - Refining—0.4%
165,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	159,518
965,000	Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	904,241
800,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	769,482
	TOTAL	1,833,241
	Financial Institution - Banking—24.0%
685,000	American Express Co., Sr. Unsecd. Note, 5.085%, 1/30/2031	687,565
1,000,000	American Express Co., Sr. Unsecd. Note, 5.389%, 7/28/2027	1,010,770
1,000,000	American Express Co., Sub., 5.625%, 7/28/2034	1,012,119
155,000	Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	157,737
2,725,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,415,797
2,160,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	2,067,059
1,500,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	1,504,118
1,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	974,960
1,750,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	1,592,586
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	492,738
2,240,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,200,977
960,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	917,004
1,000,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	983,968
1,200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 6.317%, 10/25/2029	1,261,133
1,400,000	Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	1,411,909
1,475,000	Citigroup, Inc., 4.125%, 7/25/2028	1,440,627
500,000	Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	482,470
2,500,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,197,042
2,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	1,729,085
1,325,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,293,155
750,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	737,865
450,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	451,944
825,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	841,089
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	247,357
790,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	694,434
890,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	905,688
685,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	725,507
785,000	Comerica, Inc., 3.800%, 7/22/2026	771,543
460,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	464,604
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.550%, 5/5/2027	476,526
230,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	227,576
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	507,558
1,425,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	1,475,026
1,045,000	FNB Corp. (PA), 5.722%, 12/11/2030	1,038,211
300,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	300,003
1,225,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	1,181,158
850,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	709,017
1,350,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	1,172,360
800,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	784,617
2,075,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	2,020,137
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	248,155
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.330%, 7/23/2035	492,121

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 700,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.536%, 1/28/2036	$ 699,713
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.561%, 10/24/2034	1,078,242
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	484,673
700,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	697,534
330,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	341,869
650,000		Huntington National Bank, Sr. Unsecd. Note, 5.650%, 1/10/2030	663,175
1,250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,214,557
1,100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	1,093,624
2,025,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	1,723,185
1,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.739%, 10/15/2030	1,358,226
800,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	695,960
1,600,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	1,570,220
350,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.586%, 4/26/2033	337,045
385,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.012%, 1/23/2030	385,872
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.294%, 7/22/2035	992,107
1,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.299%, 7/24/2029	1,519,573
600,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.502%, 1/24/2036	603,791
415,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.581%, 4/22/2030	423,898
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254%, 10/23/2034	211,992
1,100,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	1,151,661
535,000		M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	530,264
625,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	600,989
945,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	1,015,601
850,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	845,075
1,160,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	1,123,265
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	344,330
1,880,000		Morgan Stanley, Sr. Unsecd. Note, 5.123%, 2/1/2029	1,891,305
1,300,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	1,284,698
1,695,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	1,691,860
1,950,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	1,631,586
1,250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.622%, 4/1/2031	1,167,243
800,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	801,725
1,125,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	1,088,896
1,850,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	1,811,126
575,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	587,358
310,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	315,014
92,698	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	19,467
1,000,000		Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	981,660
1,200,000		State Street Corp., Sr. Unsecd. Note, 5.159%, 5/18/2034	1,192,584
600,000		State Street Corp., Sub., 6.123%, 11/21/2034	626,357
1,550,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,562,070
600,000		Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	600,093
775,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	783,847
725,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	664,075
1,250,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	1,231,560
2,085,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,030,924
375,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	401,591
1,250,000		US Bancorp, Sr. Unsecd. Note, 4.653%, 2/1/2029	1,242,550
500,000		US Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	506,575
200,000		US Bancorp, Sr. Unsecd. Note, 5.727%, 10/21/2026	201,317

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 250,000	US Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	$ 256,513
425,000	US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	434,556
500,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	414,988
1,175,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	1,118,145
360,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	357,731
500,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	500,033
1,000,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.557%, 7/25/2034	1,003,534
1,100,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	1,120,908
500,000	Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	533,210
1,395,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	1,318,929
1,450,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	1,286,709
2,100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	2,040,548
	TOTAL	98,713,041
	Financial Institution - Broker/Asset Mgr/Exchange—1.3%
500,000	Charles Schwab Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	486,387
900,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	992,777
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	218,275
965,000	Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	989,494
1,600,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.625%, 10/15/2031	1,356,144
250,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	262,190
165,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	160,915
840,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	833,104
	TOTAL	5,299,286
	Financial Institution - Finance Companies—1.4%
505,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	490,643
335,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	312,155
1,000,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.300%, 1/30/2032	877,563
675,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	671,480
400,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	394,362
700,000	Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	669,561
625,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	605,949
700,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	707,237
140,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	143,688
710,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	745,060
	TOTAL	5,617,698
	Financial Institution - Insurance - Health—1.8%
900,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	815,668
1,000,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.101%, 3/1/2028	981,356
1,335,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.900%, 2/8/2026	1,335,124
1,000,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2035	979,932
1,175,000	The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	1,175,138
300,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	291,312
1,500,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.950%, 10/15/2027	1,437,886
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	403,869
	TOTAL	7,420,285
	Financial Institution - Insurance - Life—2.0%
500,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	479,353
1,275,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	1,297,689
1,000,000	CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	1,007,466
1,000,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	1,032,794

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$1,650,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	$ 1,496,016
700,000	Lincoln National Corp., Sr. Unsecd. Note, 5.852%, 3/15/2034	711,931
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	182,040
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	373,222
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	512,774
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	331,493
1,000,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2033	1,006,942
	TOTAL	8,431,720
	Financial Institution - Insurance - P&C—0.8%
1,000,000	Aon North America, Inc., Sr. Unsecd. Note, 5.300%, 3/1/2031	1,009,433
1,200,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 3.350%, 5/3/2026	1,183,608
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	242,121
810,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	799,843
	TOTAL	3,235,005
	Financial Institution - REIT - Apartment—0.6%
970,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	943,193
595,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	535,801
470,000	Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	389,459
750,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	580,038
	TOTAL	2,448,491
	Financial Institution - REIT - Healthcare—1.0%
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	367,435
200,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	179,969
1,135,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,123,988
1,015,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	893,643
925,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	848,158
600,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2028	589,801
	TOTAL	4,002,994
	Financial Institution - REIT - Office—1.0%
1,345,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	1,037,052
1,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	976,039
700,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	685,221
135,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	119,345
570,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	452,752
750,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 9.250%, 7/20/2028	824,885
	TOTAL	4,095,294
	Financial Institution - REIT - Other—0.7%
1,000,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	993,276
300,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	295,733
460,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	393,020
300,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	286,566
750,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	741,878
	TOTAL	2,710,473
	Financial Institution - REIT - Retail—1.2%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	229,294
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	222,267
700,000	Kimco Realty Corp., Sr. Unsecd. Note, 4.600%, 2/1/2033	666,972
1,000,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	1,064,548
750,000	Regency Centers LP, Sr. Unsecd. Note, 3.600%, 2/1/2027	734,252
1,700,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	1,594,773

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Retail—continued
$ 500,000	Regency Centers LP, Sr. Unsecd. Note, 5.250%, 1/15/2034	$ 494,577
	TOTAL	5,006,683
	Sovereign—0.2%
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	668,735
	Technology—7.9%
1,000,000	Accenture Capital, Inc., Sr. Unsecd. Note, 4.050%, 10/4/2029	975,062
700,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	676,541
1,000,000	Apple, Inc., Sr. Unsecd. Note, 3.250%, 2/23/2026	989,524
1,000,000	AppLovin Corp., Sr. Unsecd. Note, 5.375%, 12/1/2031	1,004,479
685,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	682,386
340,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	337,797
585,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	576,502
585,000	Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	578,187
1,500,000	Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	1,504,487
1,000,000	Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 4/15/2032	1,000,040
625,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	603,358
250,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	240,534
1,000,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	1,007,963
490,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	500,554
125,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	126,764
500,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	444,007
1,165,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	1,185,388
1,320,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	1,337,866
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	245,048
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	307,789
600,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	570,976
290,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	258,901
500,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	431,066
250,000	Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	249,801
600,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.850%, 10/15/2031	593,158
600,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	585,573
1,000,000	Intel Corp., Sr. Unsecd. Note, 5.000%, 2/21/2031	990,331
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	274,724
725,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	696,710
600,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	588,767
460,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	449,064
535,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	534,282
365,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	362,846
500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	494,017
725,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	704,969
2,120,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	2,223,162
2,140,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	1,838,555
795,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	782,366
825,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	720,829
600,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	625,154
1,680,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	1,632,652
1,345,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	1,159,610
475,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	461,297
490,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	485,287

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 315,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	$ 299,570
	TOTAL	32,337,943
	Transportation - Railroads—0.4%
350,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	332,342
300,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	258,444
575,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	549,541
550,000	Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	551,744
	TOTAL	1,692,071
	Transportation - Services—2.3%
1,100,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	1,105,196
785,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	749,791
565,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	483,344
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	239,683
1,075,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	1,070,908
1,000,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	1,004,479
1,355,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	1,380,985
510,000	Ryder System, Inc., Sr. Unsecd. Note, Series DMTN, 4.900%, 12/1/2029	507,026
650,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	620,448
975,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 4.300%, 6/15/2027	964,620
250,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	253,228
885,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	906,242
	TOTAL	9,285,950
	Utility - Electric—5.9%
500,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.950%, 6/1/2028	485,138
500,000	Alabama Power Co., Sr. Unsecd. Note, Series 20-A, 1.450%, 9/15/2030	416,700
2,200,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	1,921,558
345,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 1.450%, 6/1/2026	330,792
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	355,405
935,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	918,785
1,700,000	Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	1,496,091
600,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	547,561
575,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	586,673
200,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	196,314
685,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.625%, 7/12/2026	654,909
1,250,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.125%, 7/12/2028	1,138,687
700,000	EverSource Energy, Sr. Unsecd. Note, 5.450%, 3/1/2028	710,355
1,000,000	EverSource Energy, Sr. Unsecd. Note, 5.950%, 2/1/2029	1,030,649
1,855,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	1,772,519
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	233,184
675,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 4.450%, 3/13/2026	674,244
1,500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.150%, 6/15/2029	1,518,549
500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.450%, 10/30/2025	503,414
1,115,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	1,115,131
1,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.900%, 2/28/2028	1,002,699
1,975,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	1,984,428
500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2030	499,593
590,000	NiSource, Inc., Sr. Unsecd. Note, 3.600%, 5/1/2030	552,788
60,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	60,673
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	224,921
1,200,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	1,177,823

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 250,000	Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	$ 235,049
500,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	420,744
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	140,798
585,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 4.750%, 1/15/2028	586,131
850,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	858,714
	TOTAL	24,351,019
	Utility - Natural Gas Distributor—0.2%
750,000	Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	731,796
	TOTAL CORPORATE BONDS (IDENTIFIED COST $401,326,700)	399,079,133
	INVESTMENT COMPANY—2.3%
9,624,387	Federated Hermes Government Obligations Fund, Premier Shares, 4.31%[2] (IDENTIFIED COST $9,624,387)	9,624,387
	TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $410,951,087)	408,703,520
	OTHER ASSETS AND LIABILITIES - NET—0.7%[3]	2,836,327
	TOTAL NET ASSETS—100%	$411,539,847
At January 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Long Futures	23	$2,503,406	March 2025	$(21,616)
United States Treasury Notes 10-Year Ultra Long Futures	45	$5,011,875	March 2025	$(101,434)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(123,050)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2025, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 4/30/2024	$11,812,786	$—	$11,812,786
Purchases at Cost	$337,834	$73,287,272	$73,625,106
Proceeds from Sales	$(12,150,620)	$(63,662,885)	$(75,813,505)
Change in Unrealized Appreciation/Depreciation	$(590)	$—	$(590)
Net Realized Gain/(Loss)	$590	$—	$590
Value as of 1/31/2025	$—	$9,624,387	$9,624,387
Shares Held as of 1/31/2025	—	9,624,387	9,624,387
Dividend Income	$11,404	$423,508	$434,912

1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).

■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$399,059,666	$19,467	$399,079,133
Investment Company	9,624,387	—	—	9,624,387
TOTAL SECURITIES	$9,624,387	$399,059,666	$19,467	$408,703,520
Other Financial Instruments:[1]
Liabilities	$(123,050)	$—	$—	$(123,050)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust